Consolidated Statements of Changes in Equity - USD ($) shares in Millions, $ in Millions	Total	Common Shares [Member]	Contributed Surplus [Member]	Retained Earnings [Member] [1]	AOCL [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2016	$ 10,219	$ 3,796	$ 105	$ 7,318	$ (1,451)	$ 451
Beginning Balance, shares at Dec. 31, 2016		382.3
Net income	2,244			2,196		48
Other comprehensive income (loss)	872				841	31
Shares issued on exercise of stock options	44	$ 56	(12)
Shares issued on exercise of stock options, shares		1.7
Release of stock and stock units		$ 22	(22)
Release of stock and stock units, shares		0.4
Shares repurchased for tax withholdings on vesting of equity awards	(11)	$ (2)		(9)
Shares repurchased for tax withholdings on vesting of equity awards, shares		(0.2)
Repurchase and cancellation under normal course issuer bids [note 20]	(1,271)	$ (262)		(1,030)	21
Repurchase and cancellation under normal course issuer bid, shares		(26.2)
Stock-based compensation expense	48		48
Reclassification of tax effect [note 21]				11	(11)
Contribution by non-controlling interests	10					10
Dividends paid to non-controlling interests	(38)					(38)
Dividends paid	(400)	$ 7		(407)
Dividends paid, shares		0.1
Ending Balance at Dec. 31, 2017	11,712	$ 3,617	119	8,074	(600)	502
Ending Balance, shares at Dec. 31, 2017		358.1
Adoption of ASU | Accounting Standards Update 2014-09 [Member]	(5)			(5)
Balance as adjusted	10,214	$ 3,796	105	7,313	(1,451)	451
Net income	2,332			2,296		36
Other comprehensive income (loss)	(629)				(604)	(25)
Shares issued on exercise of stock options	50	$ 60	(10)
Shares issued on exercise of stock options, shares		1.3
Release of stock and stock units		$ 30	(30)
Release of stock and stock units, shares		0.6
Shares repurchased for tax withholdings on vesting of equity awards	(16)	$ (3)		(13)
Shares repurchased for tax withholdings on vesting of equity awards, shares		(0.3)
Repurchase and cancellation under normal course issuer bids [note 20]	(1,831)	$ (334)		(1,526)	29
Repurchase and cancellation under normal course issuer bid, shares		(32.6)
Stock-based compensation expense	41		41
Contribution by non-controlling interests	4					4
Acquisitions	10					10
Dividends paid to non-controlling interests	(69)					(69)
Dividends paid	(448)	$ 10		(458)
Dividends paid, shares		0.2
Ending Balance at Dec. 31, 2018	11,159	$ 3,380	120	8,376	(1,175)	458
Ending Balance, shares at Dec. 31, 2018		327.3
Adoption of ASU | Accounting Standards Update 2016-16 [Member]	3			3
Balance as adjusted	$ 11,715	$ 3,617	$ 119	$ 8,077	$ (600)	$ 502

[1]	AOCL is Accumulated Other Comprehensive Loss.